TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
Trade payables	$ 153.9	$ 221.3
Other payables	65.6	73.5
Trade and other current payables	$ 219.5	$ 294.8